Schedule 1 - COMPANY STATEMENT OF CASH FLOWS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Cash flows from operating activities
Cash from operations	$ 902,923		$ 966,874		$ 788,073
Income taxes paid	(45,411)		(51,245)		(29,147)
Net cash generated from operating activities	853,453		907,303		750,189
Cash flow from investing activities
Purchase of property, plant and equipment	(464,897)		(378,521)		(238,145)
Purchase of software and licenses	(22,811)		(15,695)		(5,054)
Investment in subsidiaries	(4,486)		(735,740)		(401,039)
Interest income received	25,008		15,170		7,798
Net cash used in investing activities	(722,249)		(1,517,288)		(877,949)
Cash flows from financing activities
Capital raised					378,000
Cost of capital raised					(28,154)
Shares repurchased and canceled through buyback program	(10,037)
Interest paid	(299,029)		(234,567)		(168,285)
Bank loans and bond proceeds received (net of transaction costs)	986,604		1,263,272		1,076,063
Fees on loans and derivative instruments	(19,441)		(19,911)		(20,426)
Bank loans and bonds repaid	(689,940)		(506,504)		(653,504)
Premium paid on derivative instruments			(910)
Profits received on derivative instruments	839		(3,197)		37,711
Net cash (used in)/generated from financing activities	(162,301)		398,241		524,265
Net (decrease)/increase in cash and cash equivalents	(31,097)		(211,744)		396,505
Cash and cash equivalents at beginning of year	514,078	[1]	916,488		585,416
Effect of movements in exchange rates on cash	(189,158)		(190,666)		(65,433)
Cash and cash equivalents at end of year	293,823		514,078	[1]	916,488
Parent Company
Cash flows from operating activities
Cash from operations	(105,822)		(86,202)		15,045
Income taxes paid					(338)
Net cash generated from operating activities	(105,822)		(86,202)		14,707
Cash flow from investing activities
Purchase of property, plant and equipment	(35)				(206)
Purchase of software and licenses	(1,351)		(54)		(827)
Investment in subsidiaries	(33,588)		(439,141)		(439,486)
Loan disbursed to subsidiaries	(600)		(254,615)		(507,215)
Loan principal repayment received from subsidiaries	43,007		47,601		35,543
Loan interest repayment received from subsidiaries	23,632		39,401
Interest income received	8,490		3,270		264
Net cash used in investing activities	39,555		(603,538)		(911,927)
Cash flows from financing activities
Capital raised					378,000
Cost of capital raised					(28,154)
Shares repurchased and canceled through buyback program	(10,038)
Interest paid	(92,549)		(69,075)
Bank loans and bond proceeds received (net of transaction costs)			643,785		979,405
Loan receipts from subsidiaries			100,000
Fees on loans and derivative instruments	(10,185)		(11,574)		(11,803)
Bank loans and bonds repaid			(280,000)
Premium paid on derivative instruments			(910)
Profits received on derivative instruments	419
Net cash (used in)/generated from financing activities	(112,353)		382,226		1,317,448
Net (decrease)/increase in cash and cash equivalents	(178,620)		(307,514)		420,228
Cash and cash equivalents at beginning of year	245,373		554,100		135,115
Effect of movements in exchange rates on cash	582		(1,213)		(1,243)
Cash and cash equivalents at end of year	$ 67,335		$ 245,373		$ 554,100

[1]	Re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.